Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Significant Contractual Obligations and Commitments
The Group has entered into
non-cancellable
contracts which mainly pertain to purchase of data processing and technology platform infrastructure services. The following table summarizes significant contractual obligations and commitments as of December 31, 2021:

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancellable purchase obligations	544	299	245